Income Taxes (Details) - Schedule of provision for income taxes - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of provision for income taxes [Abstract]
Current	$ 2,771,249	$ 2,152,488	$ 3,163,789
Deferred	298,228	238,883	(196,909)
Total	$ 3,069,477	$ 2,391,371	$ 2,966,880